Balances and Transactions with Interested and Related Parties	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Interested and Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES
NOTE 26 –	BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES

a.	Balances with interested and related parties:

December 31, 2025

	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	753	533
Loan	-	24	-

December 31, 2024

	For details see	Directors	Key management personnel
	Note	USD in thousands

Other accounts payable	15	725	33
Loan	-	66	-

BST Loan

The Company entered into a Loan and Security Agreement with BST, with an effective date of December 4, 2023 (the “BST Loan Agreement”), pursuant to which the Company was entitled to make cash advances to BST, at its sole discretion, until June 30, 2024, in an aggregate principal amount of up to $6,000,000.

The principal under the BST Loan Agreement accrues interest at a fixed rate per annum equal to 15% and is repayable on January 1, 2025, provided that BST has the right to prepay any outstanding loan amounts upon at least two days prior notice. Upon the occurrence of certain customary events of default, any outstanding loan amounts are immediately repayable and overdue obligation will carry interest at a fixed rate per annum equal to 18%.

As security for BST’s obligations under the BST Loan Agreement, each of BST and its subsidiary, BlackSwan Technologies GmbH (“BST Germany”), granted the Company a first ranking fixed charge and pledge in all of the rights and interests of BST, BST Germany and their subsidiaries (i) under any agreements entered into by any of them following the effective date of the BST Loan Agreement and any rights to receive proceeds thereunder and (ii) in any intellectual property.

On January 27, 2025, BST became a wholly owned subsidiary of the Company. As a result, the loan is now an intercompany balance. While the original repayment terms remain in place, the arrangement no longer affects our consolidated liquidity position in the same way as an external loan would.

b.	Salaries and benefits to interested and related parties: (4)

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company including cost of share-based payment (1)	1,247	592	132
Salary and related benefits of senior management and fees of directors not employed by the Company including cost of share-based payment	3,374	625	566
Salary and related benefits to former Interim CEO and former CEO including cost of share-based payment (2)	328	476	811
Salary and related benefits to the former Chief of Staff and Vice President of Human Resources including cost of share-based payment (3)	-	-	28
	4,949	1,693	1,537

(1)

Relates to the cost of employment of Mr. Noah Hershkovitz, a member of the Company’s Board of Directors from October 3, 2023 to March 31, 2026, and Chief Executive Officer of the Company from December 4, 2023, to March 31, 2026.

Mr. Hershcoviz holds 9.99% of one of the Company’s former service providers, A-Labs. Therefore, during his tenure as a member of the Board of Directors and as Chief Executive Officer, any decision regarding A-Labs transactions required special approval as a related party transaction. In addition, Mr. Hershcoviz also served as a director in BST and therefore decisions regarding BST prior to the BST merger also required special approval as a related party transaction.

(2)

Relates to the cost of compensation and employment of Mr. Uzi Moskowitz, a member of the Company’s Board of Directors and the Company’s Interim Chief Executive Officer from February 2, 2023 until December 4, 2023; also relates to Mr. Eyal Moshe, a former member of the Company’s Board of Directors and the Company’s chief executive officer until February 2, 2023, excluding any misappropriates expenses. Mr. Moshe’s employment with the Company was terminated for cause, effective July 24, 2023, in connection with these unauthorized expenses.

(3)	Relates to the cost of employment of Ms. Ayelet Bitan, former Chief of Staff and Vice President of Human Resources in the Company and the spouse of Mr. Eyal Moshe, excluding any allegedly misappropriated expenses as detailed in Note 22. Ms. Bitan resigned in February 2023.
c.	Transactions with interested and related parties:

Year ended December 31, 2025

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	-	1,575	2,327	3,902
	-	1,575	2,327	3,902

Year ended December 31, 2024

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	-	1,068	625	1,693
	-	1,068	625	1,693